Note 18 - Common Stock (Details Textual)						1 Months Ended				12 Months Ended
	Dec. 19, 2019	Dec. 18, 2019	Nov. 04, 2019 shares	Nov. 21, 2018 shares	Nov. 02, 2017 shares	Oct. 31, 2019 USD ($) shares	Aug. 31, 2019 shares	Nov. 30, 2018 USD ($) shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Mar. 31, 2020 $ / shares shares	Nov. 07, 2019 $ / shares
Common Stock, Shares Authorized (in shares)										200,000,000	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares										$ 0.03	$ 0.03		$ 0.03	$ 1
Proceeds from Issuance of Common Stock | $										$ 6,853,101	$ 1,975,110	$ 549,495
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	8	8
Four Feeder Containerships [Member]
Stock Issued During Period, Shares, Purchase of Assets (in shares)							2,816,901			2,816,901
Synergy Vessels [Member]
Stock Issued During Period, Shares, Purchase of Assets (in shares)										1,056,338
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)										15,444
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				15,681	12,534						15,681	12,534
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			15,444							15,444
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)						144,727		139,509	37,723
Proceeds from Issuance of Common Stock | $						$ 900,000		$ 2,000,000	$ 600,000